Income Taxes - Reconciliation of Total Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate	$ 94	$ 14	$ (3)
State income taxes, net of federal tax benefit	12	(14)	(8)
State tax incentives, net of federal tax expense	(4)	(7)	(9)
Noncontrolling interest	(23)	1	6
Other, net	0	0	(5)
Adjustment to deferred tax assets and liabilities for enacted change in federal tax rate (a)	0	(214)	0
Total income tax expense (benefit)	$ 79	$ (220)	$ (19)